May 29, 2007

                          TOUCHSTONE FUNDS GROUP TRUST

                  Touchstone HLAM Large Cap Quality Stock Fund

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2007

    Notice of liquidation of the Touchstone HLAM Large Cap Quality Stock Fund

On May 11, 2007, the Touchstone HLAM Large Cap Quality Stock Fund was liquidated and is no longer available for purchase.


















              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)